Intangible Assets, Net (Details 2) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 262,670
2022	151,973
2023	147,845
2024	102,434
2025	98,613
2026 and after	381,044
Total	$ 1,144,579	$ 427,769